THE CRM FUNDS
------------------------------------
------------------------------------

FUND INFORMATION:                    SHAREHOLDER ACCOUNT INFORMATION:
   Forum Fund Services, LLC             Forum Shareholder Services, LLC
   Two Portland Square                  P.O. Box 446
   Portland, ME 04101                   Portland, ME 04112
   (800)-CRM-2883                       (800)-844-8258
   (800)-276-2883                       (207) 879-8910

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT                                                MARCH 31, 1999
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

Other than the conflict in Kosovo, the big news during the last six months was the Dow Jones closing above the 10,000 mark. The lesser-known fact is that few active managers were able to tangibly taste the benefits of this latter historic event. In fact, the average diversified U.S. stock mutual fund (including large, medium and small stocks, both value and growth) underperformed the Dow's gain of 25.85% and the S&P 500 Index gain of 27.32%. The dramatic narrowness of the market that characterized 1998 has continued to swell to unprecedented levels rather than abating. Only three of the thirty stocks within the Dow contributed more than half of the gains in the index so far this year. The Value Line Index, on the other hand, which measures the average performance of 1,700 major stocks, actually declined by -6.4% over the same period. Within the S&P 500 Index, approximately twenty stocks contributed all of the performance during the first three months of the year, with the remaining 480 stocks rendering each other null and void. Only two stocks, Microsoft and America Online, contributed an alarming one third of the S&P 500 Index performance.

Furthermore, the disparity that widened last year between large stocks and small stocks, growth stocks and value stocks has continued to expand in 1999. Large growth stocks have gained a staggering 16.66% over the last twelve months, while small value stocks have declined -22.03%. If history is to teach us anything, however, it is that the market and its underlying segments are indeed a current with a conforming ebb and flow. And while we cannot predict at what point in time or exactly what event will transpire to effect a reversal of fortune, surely this party, like all others, shall come to an end. As such, we remain dedicated to our philosophy and mindful of long-term market cycles. That being said, the current environment, while difficult in terms of short-term performance of value investors, is one in which an abundance of opportunity exists. The lack of attention given to value stocks, and in particular smaller issues, creates an inefficient marketplace in which we continue to find quality businesses selling at considerable discounts to both broad market multiples and industry specific comparables.

                                                   TRAILING    TRAILING    TRAILING
SMALL VS. LARGE AND GROWTH VS. VALUE              SIX MONTHS   ONE YEAR   THREE YEARS
Large Stocks (Russell 1000 Index)                     26.90%     16.66%       26.81%
Small Stocks (Russell 2000 Index)                     10.00%    (16.26%)       7.72%
Small Value Stocks (R2000 Value)                      (1.50%)   (22.03%)       8.98%
Small Growth Stocks (R2000 Growth)                    21.56%    (11.04%)       5.76%

For the six months ended March 31, 1999, Investor shares of the Small Cap Value Fund, the Large Cap Value Fund and the Value Fund provided total returns of -6.66%, 15.26% and 12.55%, respectively. These returns compare to a -1.50% and an 18.28% return for the Russell 2000 Value and Russell 1000 Value Indices, respectively.

INVESTOR SHARE OPERATIONS FOR THE SMALL CAP VALUE, LARGE CAP VALUE AND VALUE FUNDS COMMENCED 1/27/98, 8/25/98 AND 1/06/98, RESPECTIVELY.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

In the CRM Large Cap Value Fund, the five most positive contributors to performance were MCI Worldcom, Sun Microsystems, First Data Corp., General Motors and MediaOne Group, Inc.

This reflects, among other things, a fourth quarter 1998 rally in technology and utility stocks and a first quarter 1999 rally in financial service and auto stocks. By the end of the first quarter the fund was nearly "fully invested."

The best performing issues in the CRM Small Cap Value Fund over the last six months include CommScope, DII Group and Americredit. Our largest recent additions to the portfolio include Americredit, Systems & Computer Technology, Terex Corporation, Central Garden & Pet and Tektronix. Several issues that we recently moved out of the portfolio include Bindley Western, which had tripled in price over an eighteen-month period and reached our target price, and GTECH Holdings, due to poor operating performance and concerns over management direction.

Despite milestone records for many of the narrowly driven indices such as the S&P 500 and Dow Jones, the U.S. economy continues to look favorable relative to many other investment opportunities. The shrinking trade deficit and overwhelming consumer spending fueled an annualized growth in gross domestic product (GDP) of 4.8% in the fourth quarter of 1998. Early reports show a continued annualized growth in GDP during the first quarter of 3%, fueled in part by a recovery in U.S. manufacturing. Many pundits contend that despite the short-term recovery of markets such as Japan and Mexico, the volatility in Asian and emerging markets is far from over and have new concerns over the post-convergence boom in Europe following the recently unified currency. In light of this we hold fast to our conviction regarding companies that rely less on foreign expansion and customer base than domestic growth and are more insulated from such overseas volatility, as evinced by our sale of Glenayre Technologies.

The daily volatility in stocks has created a stock-pickers market, and we continue to see opportunities within most of the underlying sectors. Furthermore, we are increasingly looking for smaller companies who might be acquired by larger companies whose stock prices have not only driven a wedge between valuations of large and small stocks, but have given large companies tremendous currency to effect acquisitions. We hope to benefit from some of this continued market consolidation. And while much of the world is focused on momentum stocks at inflated valuations, we maintain our philosophy of buying understandable, sound businesses at inexpensive relative prices, a strategy that has proven the test of time over our twenty-five years of experience.

Sincerely,

The CRM Funds            Cramer Rosenthal McGlynn, LLC

/s/ Fred M. Filoon       /s/ Ronald H. McGlynn    /s/ Jay B. Abramson
Fred M. Filoon           Ronald H. McGlynn        Jay B. Abramson
President                President and CEO        Executive Vice President

The Russell 3000-Registered Trademark- Index measures the performance of the 3,000 largest U.S. companies, based on total market capitalization. The Russell 1000-Registered Trademark- Index measures the performance of the 1,000 largest companies in the Russell 3000-Registered Trademark- Index. The Russell 2000-Registered Trademark-Index measures the performance of the 2,000 smallest companies in the Russell 3000-Registered Trademark- Index. Russell MidCap-TM-Index measures the performance of the 800 smallest companies in the Russell 1000-Registered Trademark- Index. The Russell 2500-TM- Index measures the performance of the 2,500 smallest companies in the Russell
3000-Registered Trademark- Index. The Russell 2000-Registered Trademark- Value Index measures the performance of those Russell 2000-Registered Trademark-companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000-Registered Trademark- Growth Index measures the performance of those Russell 2000-Registered Trademark- companies with higher price-to-book ratios and higher forecasted growth values. Lastly, the Russell
1000-Registered Trademark- Value Index measures the performance of those Russell 1000-Registered Trademark- companies with lower price-to-book ratios and lower forecasted growth values.

These indices do not include the effect of any expenses, which have been deducted from each Fund's return. All of the indices are unmanaged and capitalization weighted and are not available for investment. Total return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for a Fund assumes reinvestment of dividends and distributions.

PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SECURITY
  SHARES                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  -------------
COMMON STOCK (98.6%)
AEROSPACE (1.2%)
    219,500  OEA, Inc.*..............................  $   1,810,875
                                                       -------------
AUTOMOTIVE PARTS AND EQUIPMENT (0.6%)
    105,000  Safety Components International,
              Inc.*..................................        905,625
                                                       -------------
BANKING AND FINANCIAL (5.7%)
    254,000  AmeriCredit Corp.*......................      3,333,750
    150,000  Community First Bankshares, Inc.........      3,000,000
    126,000  Pilgrim America Capital Corp.*..........      2,394,000
                                                       -------------
                                                           8,727,750
                                                       -------------
BUILDING AND CONSTRUCTION (3.5%)
    270,000  Morrison Knudsen Corp.*.................      2,683,125
    233,600  Walter Industries, Inc.*................      2,628,000
                                                       -------------
                                                           5,311,125
                                                       -------------
BUSINESS SERVICES (9.8%)
    457,200  Caribiner International, Inc.*..........      4,171,950
    300,700  LGS Group, Inc.*........................      2,330,425
    413,400  R.H. Donnelley Corp.....................      6,020,625
    114,200  World Color Press, Inc.*................      2,426,750
                                                       -------------
                                                          14,949,750
                                                       -------------
COMMUNICATIONS (8.3%)
    302,100  Allen Telecom, Inc.*....................      1,831,481
    170,000  COMSAT Corp.............................      4,919,375
    130,000  Young Broadcasting Corp.*...............      5,931,250
                                                       -------------
                                                          12,682,106
                                                       -------------
CONSUMER CYCLICALS (2.7%)
    415,400  Loews Cineplex Entertainment*...........      4,128,038
                                                       -------------
CONSUMER PRODUCTS (4.6%)
    206,600  Central Garden & Pet Co.*...............      3,486,375
    241,000  Gibson Greetings, Inc.*.................      1,762,312
    115,476  United Stationers, Inc.*................      1,761,009
                                                       -------------
                                                           7,009,696
                                                       -------------

                             SECURITY
  SHARES                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  -------------
ELECTRONIC EQUIPMENT AND COMPONENTS (9.3%)
    210,000  CommScope, Inc.*........................  $   4,396,875
    194,200  DII Group, Inc.*........................      5,680,350
    164,300  Tektronix, Inc..........................      4,148,575
                                                       -------------
                                                          14,225,800
                                                       -------------
ENERGY EXPLORATION AND DISTRIBUTION (3.5%)
    180,000  EEX Corp.*..............................        877,500
     77,500  Equitable Resources, Inc................      2,019,843
    184,400  Nuevo Energy Co.*.......................      2,489,400
                                                       -------------
                                                           5,386,743
                                                       -------------
FINANCIAL SERVICES (2.5%)
    252,000  Richmond County Financial Corp..........      3,732,750
                                                       -------------
HEALTH CARE (2.8%)
    192,300  Acuson Corp.*...........................      2,872,481
     46,000  CONMED Corp.*...........................      1,426,000
                                                       -------------
                                                           4,298,481
                                                       -------------
INDUSTRIAL AND COMMERCIAL MACHINERY (5.6%)
    396,000  MagneTek, Inc.*.........................      3,316,500
     74,800  Millipore Corp..........................      1,804,550
    142,800  Terex Corp.*............................      3,445,050
                                                       -------------
                                                           8,566,100
                                                       -------------
INDUSTRIAL TECHNOLOGY (4.6%)
    308,100  Safety Kleen Corp.*.....................      4,082,325
    227,300  UNOVA, Inc.*............................      2,997,519
                                                       -------------
                                                           7,079,844
                                                       -------------
MEDICAL AND HEALTH TECHNOLOGY AND SERVICES (0.8%)
     85,200  ADAC Laboratories*......................      1,160,850
                                                       -------------
METAL INDUSTRIES (1.5%)
     38,500  Schnitzer Steel Industries, Inc.........        457,188
    229,300  WHX Corp.*..............................      1,805,737
                                                       -------------
                                                           2,262,925
                                                       -------------
POLLUTION CONTROL (2.2%)
    166,200  Superior Services, Inc.*................      3,292,837
                                                       -------------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SECURITY
  SHARES                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  -------------
REAL ESTATE (1.3%)
    139,266  Insignia Financial Group, Inc., "A"*....  $   1,958,428
                                                       -------------
REAL ESTATE INVESTMENT TRUST (3.1%)
    177,000  SL Green Realty Corp....................      3,329,813
    232,000  Ventas, Inc.............................      1,392,000
                                                       -------------
                                                           4,721,813
                                                       -------------
RESTAURANTS AND LODGING (3.1%)
    468,300  Prime Hospitality Corp.*................      4,653,731
                                                       -------------
RETAIL (3.3%)
    168,000  Shopko Stores, Inc.*....................      5,019,000
                                                       -------------
SCHOOLS (0.3%)
     15,000  Career Education Corp.*.................        519,375
                                                       -------------
TECHNOLOGY (12.8%)
    152,100  ChoicePoint, Inc.*......................      7,585,988
     70,900  GTECH Holdings Corp.*...................      1,728,187
    289,000  Symantec Corp.*.........................      4,894,938
    523,900  Systems & Computer Technology Corp.*....      5,329,000
                                                       -------------
                                                          19,538,113
                                                       -------------
TRANSPORTATION EQUIPMENT (1.9%)
    190,600  Mascotech, Inc..........................      2,954,300
                                                       -------------
UTILITIES (3.6%)
    205,400  Avista Corp.............................      3,341,451
    127,300  Public Service Co. of New Mexico........      2,164,101
                                                       -------------
                                                           5,505,552
                                                       -------------
TOTAL COMMON STOCK (COST, $159,184,278)..............  $ 150,401,607
                                                       -------------

 PRINCIPAL                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  -------------
SHORT-TERM HOLDINGS (1.4%)
CASH MANAGEMENT ACCOUNTS (1.1%)
  1,706,995  Forum Daily Assets Cash Fund............  $   1,706,995
                                                       -------------
COMMERCIAL PAPER (0.2%)
    250,000  Ford Motor Credit Co.,4.78%, 4/01/99....        250,000
                                                       -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
    250,000  Federal National Mortgage Assn., 4.73%,
              4/06/99................................        249,836
                                                       -------------
TOTAL SHORT-TERM HOLDINGS, AT AMORTIZED COST.........  $   2,206,831
                                                       -------------
TOTAL INVESTMENTS (100.0%) (COST $161,391,108).......  $ 152,608,438
                                                       -------------
                                                       -------------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
COMMON STOCK (88.7%)
AEROSPACE (2.4%)
     16,300  Lockheed Martin Corp....................  $   614,306
                                                       -----------
AUTOMOTIVE (1.9%)
      5,600  General Motors Corp.....................      486,500
                                                       -----------
BANKING AND FINANCIAL (7.8%)
      5,000  Banc One Corp...........................      275,313
      8,000  Bank of New York Co., Inc. (The)........      287,500
     12,500  CIT Group, Inc. (The)...................      382,031
      4,900  Chase Manhattan Corp. (The).............      398,431
      2,000  Merrill Lynch & Co., Inc................      176,875
      7,000  Summit Bancorp..........................      273,000
      5,000  Torchmark Corp..........................      158,125
                                                       -----------
                                                         1,951,275
                                                       -----------
BUSINESS SERVICES (6.1%)
     27,700  Cendant Corp............................      436,275
     11,400  Ceridian Corp.*.........................      416,813
     15,800  First Data Corp.........................      675,450
                                                       -----------
                                                         1,528,538
                                                       -----------
CHEMICALS AND ALLIED PRODUCTS (2.1%)
      3,300  Air Products and Chemicals, Inc.........      113,025
      3,000  du Pont (E.I.) de Nemours & Co..........      174,188
      7,500  Rohm & Haas Co..........................      251,719
                                                       -----------
                                                           538,932
                                                       -----------
COMMUNICATIONS (7.8%)
      4,300  AT&T Corp...............................      343,194
      3,500  Bell Atlantic Corp......................      180,906
      3,500  GTE Corp................................      211,750
      6,300  MCI Worldcom, Inc.*.....................      557,944
      8,400  MediaOne Group, Inc.*...................      533,400
      3,000  SBC Telecommunications, Inc.............      141,375
                                                       -----------
                                                         1,968,569
                                                       -----------

                             SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
COMPUTER EQUIPMENT (5.1%)
      5,500  Ascend Communications, Inc.*............  $   460,281
      4,100  Hewlett-Packard Co......................      278,031
      3,000  IBM Corp................................      531,750
                                                       -----------
                                                         1,270,062
                                                       -----------
CONSUMER DURABLES (2.4%)
      3,000  Maytag Corp.............................      181,125
      9,000  Newell Co...............................      427,500
                                                       -----------
                                                           608,625
                                                       -----------
CONSUMER PRODUCTS (3.9%)
      4,800  Johnson & Johnson.......................      449,700
      2,000  Procter & Gamble Co.....................      195,875
      4,900  Warner Lambert Co.......................      324,319
                                                       -----------
                                                           969,894
                                                       -----------
DEFENSE ELECTRONICS (2.4%)
      3,000  Raytheon Co., "A".......................      173,250
      7,300  Raytheon Co., "B".......................      427,963
                                                       -----------
                                                           601,213
                                                       -----------
ELECTRONIC EQUIPMENT AND COMPONENTS (3.3%)
      4,000  Honeywell, Inc.                               303,250
      6,500  Koninklijke (Royal) Philips Electronics
              NV                                           535,844
                                                       -----------
                                                           839,094
                                                       -----------
FINANCIAL SERVICES (2.9%)
      6,300  Federal Home Loan Mortgage Corp.........      359,887
      5,400  Federal National Mortgage Assn..........      373,950
                                                       -----------
                                                           733,837
                                                       -----------
FOOD AND BEVERAGE PRODUCTS (3.0%)
      7,800  ConAgra, Inc............................      199,387
      2,000  General Mills, Inc......................      151,125
     10,300  PepsiCo, Inc............................      403,631
                                                       -----------
                                                           754,143
                                                       -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
HEALTH CARE (4.5%)
      6,200  Aetna Life & Casualty, Inc..............  $   514,600
      3,000  Baxter International, Inc...............      198,000
     40,900  HealthSouth Corp........................      424,337
                                                       -----------
                                                         1,136,937
                                                       -----------
INDUSTRIAL AND COMMERCIAL MACHINERY (0.6%)
      3,000  Ingersoll-Rand Co.......................      148,875
                                                       -----------
INSURANCE (4.0%)
      8,000  Allstate Corp...........................      296,500
      2,500  American General Corp...................      176,250
      4,000  Equitable Cos., Inc.....................      280,000
      3,400  Marsh & McLennan Cos., Inc..............      252,238
                                                       -----------
                                                         1,004,988
                                                       -----------
MEDICAL AND HEALTH TECHNOLOGY AND SERVICES (0.9%)
      3,500  McKesson HBOC, Inc......................      231,000
                                                       -----------
MINING (0.3%)
      1,300  Phelps Dodge Corp.......................       64,025
                                                       -----------
OIL AND GAS EXTRACTION (2.2%)
      4,000  Enron Corp..............................      257,000
      5,000  Schlumberger Ltd........................      300,937
                                                       -----------
                                                           557,937
                                                       -----------
PAPER AND ALLIED PRODUCTS (1.5%)
      8,900  International Paper Co..................      375,469
                                                       -----------
PETROLEUM REFINING AND RELATED INDUSTRIES (1.1%)
      2,000  Mobil Corp..............................      176,000
      2,000  Royal Dutch Petroleum Co................      104,000
                                                       -----------
                                                           280,000
                                                       -----------
PHARMACEUTICALS (5.1%)
     10,200  American Home Products Corp.............      665,550
      3,000  Bristol-Myers Squibb Co.................      192,937
      5,400  Merck & Co., Inc........................      433,012
                                                       -----------
                                                         1,291,499
                                                       -----------
                             SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
POLLUTION CONTROL (0.9%)
      5,000  Waste Management, Inc...................  $   221,875
                                                       -----------
RESTAURANTS AND LODGING (1.7%)
     15,000  Starwood Hotels & Resorts...............      428,437
                                                       -----------
RETAIL (1.6%)
     18,000  K-Mart Corp.*...........................      302,625
      2,000  Sears, Roebuck and Co...................       90,375
                                                       -----------
                                                           393,000
                                                       -----------
TECHNOLOGY (8.5%)
      8,500  Cadence Design Systems, Inc.*...........      218,875
      2,800  Microsoft Corp.*........................      250,950
     11,100  Sterling Commerce, Inc.*................      341,325
      2,900  Sun Microsystems, Inc.*.................      362,319
     15,000  3COM Corp.*.............................      349,687
      2,000  Texas Instruments, Inc..................      198,500
      8,000  Xerox Corp..............................      427,000
                                                       -----------
                                                         2,148,656
                                                       -----------
TRANSPORTATION (1.3%)
      2,000  AMR Corp.*..............................      117,125
      6,000  Burlington Northern Santa Fe Corp.......      197,250
                                                       -----------
                                                           314,375
                                                       -----------
UTILITIES (1.9%)
      6,500  Entergy Corp............................      178,750
      6,500  FirstEnergy Corp........................      181,594
      6,000  Sempra Energy...........................      115,125
                                                       -----------
                                                           475,469
                                                       -----------
WHOLESALE-TRADE NONDURABLE GOODS (1.5%)
     14,500  Sysco Corp..............................      381,531
                                                       -----------
TOTAL COMMON STOCK (COST, $20,451,899)...............  $22,319,061
                                                       -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 PRINCIPAL                   SECURITY
  AMOUNT                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
SHORT-TERM HOLDINGS (11.3%)
CASH MANAGEMENT ACCOUNTS (2.3%)
    582,984  Forum Daily Assets Cash Fund............  $   582,984
                                                       -----------
COMMERCIAL PAPER (4.0%)
    100,000  Allmerica Financial Corp, 4.9%,
              4/08/99................................       99,905
    150,000  Ford Motor Credit Co., 4.73%, 4/01/99...      150,000
    200,000  General Electric Capital Corp., 4.85%,
              4/07/99................................      199,838
    100,000  General Motors Acceptance Corp., 4.72%,
              4/01/99................................      100,000
    100,000  GTE Funding, 4.89%, 4/05/99.............       99,946
    100,000  Merrill Lynch & Co., Inc., 4.95%,
              4/07/99................................       99,918
    150,000  MetLife Funding, Inc., 4.84%, 4/05/99...      149,919
    100,000  Procter & Gamble Co., 4.83%, 4/05/99....       99,946
                                                       -----------
Total Commercial Paper...............................      999,472
                                                       -----------

 PRINCIPAL                   SECURITY
  AMOUNT                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------

SHORT-TERM HOLDINGS -- CONTINUED
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (5.0%)
    500,000  Federal National Mortgage Assn., 4.73%,
              4/06/99................................  $   499,672
    250,000  U.S. Treasury Bill, 4.37%, 4/01/99......      250,000
    500,000  U.S. Treasury Bill, 4.63%, 4/22/99......      498,650
                                                       -----------
Total U.S. Government and Agency Obligations.........    1,248,322
                                                       -----------
TOTAL SHORT-TERM HOLDINGS, AT AMORTIZED COST.........  $ 2,830,778
                                                       -----------
TOTAL INVESTMENTS (100.0%) (COST $23,282,677)........  $25,149,839
                                                       -----------
                                                       -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
COMMON STOCK (86.3%)
AEROSPACE (2.3%)
     10,000  Coltec Industries.......................  $   181,875
                                                       -----------
APPAREL (2.0%)
      7,700  Polo Ralph Lauren Corp.*................      153,038
                                                       -----------
AUTOMOTIVE (4.9%)
      3,000  General Motors Corp.....................      260,625
     14,000  Safety Components International,
              Inc.*..................................      120,750
                                                       -----------
                                                           381,375
                                                       -----------
BANKING AND FINANCIAL (10.1%)
      4,000  Allmerica Financial Corp................      220,250
      6,000  Bank of New York Co., Inc. (The)........      215,625
      6,100  CIT Group, Inc. (The)...................      186,431
      2,000  Chase Manhattan Corp. (The).............      162,625
                                                       -----------
                                                           784,931
                                                       -----------
BASIC MATERIALS (3.4%)
     15,300  Johns Manville Corp.....................      263,925
                                                       -----------
BUSINESS SERVICES (5.5%)
     12,000  Cendant Corp............................      189,000
     14,000  Convergys Corp..........................      239,750
                                                       -----------
                                                           428,750
                                                       -----------
CHEMICALS AND ALLIED PRODUCTS (1.5%)
      3,300  Arch Chemicals, Inc.*...................       55,275
      6,600  Olin Corp...............................       66,412
                                                       -----------
                                                           121,687
                                                       -----------
COMMUNICATIONS (6.2%)
     14,000  Cincinnati Bell, Inc....................      314,125
      6,000  COMSAT Corp.............................      173,625
                                                       -----------
                                                           487,750
                                                       -----------

                             SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
CONSUMER PRODUCTS (3.5%)
      4,600  Fortune Brands, Inc.....................  $   177,963
      6,000  United Stationers, Inc.*................       91,500
                                                       -----------
                                                           269,463
                                                       -----------
ELECTRONIC EQUIPMENT AND COMPONENTS (4.2%)
      6,800  Raychem Corp............................      153,425
      6,900  Tektronix, Inc..........................      174,225
                                                       -----------
                                                           327,650
                                                       -----------
FINANCIAL SERVICES (2.0%)
      2,800  Federal Home Loan Mortgage Corp.........      159,950
                                                       -----------
FOOD AND BEVERAGE PRODUCTS (3.9%)
     14,700  Chiquita Brands International, Inc......      149,756
      4,000  PepsiCo, Inc............................      156,750
                                                       -----------
                                                           306,506
                                                       -----------
HEALTH CARE (11.3%)
      6,100  HCR Manor Care..........................      139,156
     27,400  HealthSouth Corp........................      284,275
      9,000  Humana, Inc.*...........................      155,250
      4,000  Wellpoint Health Networks, Inc.*........      303,250
                                                       -----------
                                                           881,931
                                                       -----------
INDUSTRIAL AND COMMERCIAL MACHINERY (2.5%)
      4,000  Ingersoll-Rand Co.......................      198,500
                                                       -----------
INDUSTRIAL TECHNOLOGIES (1.3%)
      7,500  Safety Kleen Corp.*.....................       99,375
                                                       -----------
PETROLEUM REFINING (2.5%)
      8,000  Conoco, Inc.............................      196,500
                                                       -----------
REAL ESTATE INVESTMENT TRUST (2.2%)
      5,000  Vornado Realty Trust....................      172,500
                                                       -----------
RESTAURANTS AND LODGING (2.6%)
      7,200  Starwood Hotels & Resorts...............      205,650
                                                       -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES/                    SECURITY
 WARRANTS                  DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
RETAIL (7.2%)
     16,000  K-Mart Corp.*...........................  $   269,000
      1,800  Meyer (Fred), Inc.*.....................      105,975
      2,900  Tandy Corp..............................      185,056
                                                       -----------
                                                           560,031
                                                       -----------
TECHNOLOGY (3.9%)
      2,900  Sterling Commerce, Inc.*................       89,175
      4,000  Xerox Corp..............................      213,500
                                                       -----------
                                                           302,675
                                                       -----------
UTILITIES (3.3%)
      3,500  Montana Power Co........................      257,469
                                                       -----------
TOTAL COMMON STOCK (COST, $6,426,052)................  $ 6,741,531
                                                       -----------
WARRANT (0.3%)
      5,000  Golden State Bancorp, Inc. (COST,
              $28,841)...............................  $    24,219
                                                       -----------

 PRINCIPAL                   SECURITY
  AMOUNT                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
SHORT-TERM HOLDINGS (13.4%)
CASH MANAGEMENT ACCOUNTS (3.8%)
    299,046  Forum Daily Assets Cash Fund............  $   299,046
                                                       -----------
COMMERCIAL PAPER (3.2%)
    150,000  Anheuser-Busch Cos., Inc., 4.81%,
              4/05/99................................      149,920
    100,000  Caterpillar Financial Services Corp.,
              4.97%, 4/06/99.........................       99,930
                                                       -----------
Total Commercial Paper...............................      249,850
                                                       -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (6.4%)
    400,000  U.S. Treasury Bill, 4.35%, 4/01/99......      400,000
    100,000  U.S. Treasury Bill, 4.63%, 4/22/99......       99,730
                                                       -----------
Total U.S. Government and Agency Obligations.........      499,730
                                                       -----------
TOTAL SHORT-TERM HOLDINGS, AT AMORTIZED COST.........  $ 1,048,626
                                                       -----------
TOTAL INVESTMENTS (100.0%) (COST $7,503,519).........  $ 7,814,376
                                                       -----------
                                                       -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SMALL CAP     LARGE CAP
                                                               VALUE FUND   VALUE FUND   VALUE FUND
                                                              ------------  -----------  -----------
ASSETS:
    Investments (Note 2)
        Investments, at cost................................  $161,391,108  $23,282,677  $ 7,503,519
        Net unrealized appreciation (depreciation)..........    (8,782,670)   1,867,162      310,857
                                                              ------------  -----------  -----------
    Total investments, at value.............................   152,608,438   25,149,839    7,814,376
    Receivable for securities sold..........................     2,681,011           --           --
    Receivable for Fund shares sold.........................       159,990           --           --
    Interest, dividends and other receivables...............        92,055       29,625       21,925
    Organization costs, net (Note 2)........................        26,073           --       22,581
                                                              ------------  -----------  -----------
Total assets................................................   155,567,567   25,179,464    7,858,882
                                                              ------------  -----------  -----------
LIABILITIES:
    Dividends payable.......................................           210           --           --
    Payable for securities purchased........................     1,215,540           --           --
    Payable for Fund shares redeemed........................       269,323           --           --
    Payable to Investment adviser (Note 3)..................        98,194       15,803           --
    Payable to Administrator (Note 3).......................        12,916        3,161          804
    Payable to Shareholder servicing agent (Note 3).........        18,131           --           --
    Payable to Custodian....................................         9,678        5,450        2,543
    Accrued expenses and other liabilities..................        92,711       52,906       47,082
                                                              ------------  -----------  -----------
Total liabilities...........................................     1,716,703       77,320       50,429
                                                              ------------  -----------  -----------
NET ASSETS..................................................  $153,850,864  $25,102,144  $ 7,808,453
                                                              ------------  -----------  -----------
                                                              ------------  -----------  -----------
COMPONENTS OF NET ASSETS:
    Paid-in capital.........................................  $185,032,402  $23,224,473  $ 8,249,795
    Undistributed net investment income.....................       130,610           --        3,421
    Net unrealized appreciation (depreciation)..............    (8,782,670)   1,867,162      310,857
    Accumulated undistributed net realized gain (loss)......   (22,529,478)      10,509     (755,620)
                                                              ------------  -----------  -----------
NET ASSETS..................................................  $153,850,864  $25,102,144  $ 7,808,453
                                                              ------------  -----------  -----------
                                                              ------------  -----------  -----------
NET ASSETS BY SHARE CLASS:
    Investor Shares.........................................  $ 82,264,758  $25,102,144  $ 7,808,453
    Institutional Shares....................................    71,586,106           --           --
                                                              ------------  -----------  -----------
                                                              $153,850,864  $25,102,144  $ 7,808,453
                                                              ------------  -----------  -----------
                                                              ------------  -----------  -----------
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
    Investor Shares.........................................     6,481,127    2,182,909      746,017
    Institutional Shares....................................     5,584,874           --           --
NET ASSET VALUE (OFFERING PRICE AND REDEMPTION PRICE) PER
 SHARE:
    Investor Shares.........................................  $      12.70  $     11.50  $     10.47
    Institutional Shares....................................  $      12.82           --           --

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SMALL CAP     LARGE CAP
                                                               VALUE FUND   VALUE FUND   VALUE FUND
                                                              ------------  -----------  -----------
INVESTMENT INCOME:
    Dividends...............................................  $    953,063  $   118,290  $    37,286
    Interest................................................       355,318       87,564       33,487
                                                              ------------  -----------  -----------
Total investment income.....................................     1,308,381      205,854       70,773
                                                              ------------  -----------  -----------
EXPENSES:
    Investment advisory fees (Note 3).......................       665,772       72,843       30,306
    Shareholder services (Note 3)...........................       134,583       24,281       10,102
    Administration fees (Note 3)............................        81,782       14,569        6,061
    Transfer agent services (Note 3)........................        97,941       23,603       18,093
    Professional services...................................        26,949       11,377        7,710
    Registration fees.......................................        19,834       12,975        6,146
    Accounting services (Note 3)............................        28,000       18,000       20,000
    Custody fees............................................        21,399       12,103        6,284
    Trustee fees and expenses (Note 3)......................        12,773        1,240          552
    Amortization of organization costs (Note 2).............         8,691           --        3,000
    Miscellaneous...........................................        26,373        3,733        1,643
                                                              ------------  -----------  -----------
Total expenses..............................................     1,124,097      194,724      109,897
    Expenses reimbursed and fees waived (Note 4)............            --      (49,194)     (49,392)
                                                              ------------  -----------  -----------
Net expenses................................................     1,124,097      145,530       60,505
                                                              ------------  -----------  -----------
NET INVESTMENT INCOME.......................................       184,284       60,324       10,268
                                                              ------------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments sold............   (18,308,487)      46,656     (560,492)
    Net change in unrealized appreciation (depreciation)....     5,480,964    1,810,682    1,478,958
                                                              ------------  -----------  -----------
Net realized and unrealized gain (loss) on investments......   (12,827,523)   1,857,338      918,466
                                                              ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(12,643,239) $ 1,917,662  $   928,734
                                                              ------------  -----------  -----------
                                                              ------------  -----------  -----------

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                    SMALL CAP VALUE FUND              LARGE CAP VALUE FUND
                                                              --------------------------------  --------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED   PERIOD ENDED
                                                               MARCH 31, 1999    SEPTEMBER 30,   MARCH 31, 1999    SEPTEMBER 30,
                                                                 (UNAUDITED)         1998          (UNAUDITED)       1998 (a)
                                                              -----------------  -------------  -----------------  -------------
NET ASSETS--BEGINNING OF PERIOD.............................    $ 179,175,027     $144,000,755    $  10,667,761     $        --
                                                              -----------------  -------------  -----------------  -------------
OPERATIONS:
    Net investment income (loss)............................          184,284        (550,558)           60,324          14,671
    Net realized gain (loss) on investments sold............      (18,308,487)     (3,867,578)           46,656         (23,760)
    Net change in unrealized appreciation (depreciation)....        5,480,964     (39,373,134)        1,810,682          56,480
                                                              -----------------  -------------  -----------------  -------------
        Net increase (decrease) in net assets resulting
         from operations....................................      (12,643,239)    (43,791,270)        1,917,662          47,391
                                                              -----------------  -------------  -----------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net Investment Income--Investor Shares..................          (32,526)             --           (74,995)             --
    Net Investment Income--Institutional Shares.............          (21,148)             --                --              --
    Net realized gain on investments--Investor Shares.......               --      (7,725,721)          (12,387)             --
    Return of capital--Investor Shares......................               --        (212,312)               --              --
                                                              -----------------  -------------  -----------------  -------------
        Net decrease in net assets resulting from
         distributions to shareholders......................          (53,674)     (7,938,033)          (87,382)             --
                                                              -----------------  -------------  -----------------  -------------
CAPITAL SHARE TRANSACTIONS:
    Sale of shares--Investor Shares.........................       13,694,138      86,883,053        14,848,634      10,620,370
    Sale of shares--Institutional Shares....................       38,008,552      64,007,466                --              --
    Reinvestment of distributions--Investor Shares..........           29,606       7,442,799            87,380              --
    Reinvestment of distributions--Institutional Shares.....           17,473              --                --              --
    Redemption of shares--Investor Shares...................      (53,623,153)    (67,420,738)       (2,331,911)             --
    Redemption of shares--Institutional Shares..............      (10,753,866)     (4,009,005)               --              --
                                                              -----------------  -------------  -----------------  -------------
        Net increase (decrease) from capital transactions...      (12,627,250)     86,903,575        12,604,103      10,620,370
                                                              -----------------  -------------  -----------------  -------------
        Total increase (decrease) in net assets.............      (25,324,163)     35,174,272        14,434,383      10,667,761
                                                              -----------------  -------------  -----------------  -------------
NET ASSETS--END OF PERIOD...................................    $ 153,850,864     $179,175,027    $  25,102,144     $10,667,761
                                                              -----------------  -------------  -----------------  -------------
                                                              -----------------  -------------  -----------------  -------------
Accumulated undistributed net investment income.............    $     130,610     $        --     $          --     $    14,671
                                                              -----------------  -------------  -----------------  -------------
                                                              -----------------  -------------  -----------------  -------------


CAPITAL SHARE TRANSACTIONS:                                        SHARES           SHARES           SHARES           SHARES
                                                              -----------------  -------------  -----------------  -------------
    Sale of shares--Investor Shares.........................          979,033       5,036,141         1,548,191       1,064,174
    Sale of shares--Institutional Shares....................        2,865,379       3,750,486                --              --
    Reinvestment of distributions--Investor Shares..........            2,144         473,135             7,656              --
    Reinvestment of distributions--Institutional Shares.....            1,254              --                --              --
    Redemption of shares--Investor Shares...................       (4,117,696)     (4,034,611)         (437,112)             --
    Redemption of shares--Institutional Shares..............         (798,150)       (234,095)               --              --
                                                              -----------------  -------------  -----------------  -------------
      Net increase (decrease) in shares.....................       (1,068,036)      4,991,056         1,118,735       1,064,174
                                                              -----------------  -------------  -----------------  -------------
                                                              -----------------  -------------  -----------------  -------------

(a) See Note 1 of Notes to Financial Statements for commencement of operations.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                         VALUE FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                               MARCH 31, 1999    SEPTEMBER 30,
                                                                 (UNAUDITED)       1998 (a)
                                                              -----------------  -------------
NET ASSETS--BEGINNING OF PERIOD.............................    $   7,116,296     $       100
                                                              -----------------  -------------
OPERATIONS:
    Net investment income...................................           10,268          19,876
    Net realized loss on investments sold...................         (560,492)       (195,128)
    Net change in unrealized appreciation (depreciation)....        1,478,958      (1,168,101)
                                                              -----------------  -------------
        Net increase (decrease) in net assets resulting from
       operations...........................................          928,734      (1,343,353)
                                                              -----------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net Investment Income--Investor Shares..................          (26,723)             --
                                                              -----------------  -------------
        Net decrease in net assets resulting from
       distributions to shareholders........................          (26,723)             --
                                                              -----------------  -------------
CAPITAL SHARE TRANSACTIONS:
    Sale of shares--Investor Shares.........................        2,598,283      11,976,249
    Reinvestment of distributions--Investor Shares..........           26,683              --
    Redemption of shares--Investor Shares...................       (2,834,820)     (3,516,700)
                                                              -----------------  -------------
        Net increase (decrease) from capital transactions...         (209,854)      8,459,549
                                                              -----------------  -------------
        Total increase in net assets........................          692,157       7,116,196
                                                              -----------------  -------------
NET ASSETS--END OF PERIOD...................................    $   7,808,453     $ 7,116,296
                                                              -----------------  -------------
                                                              -----------------  -------------
Accumulated undistributed net investment income.............    $       3,421     $    19,876
                                                              -----------------  -------------
                                                              -----------------  -------------


CAPITAL SHARE TRANSACTIONS:                                        SHARES           SHARES
                                                              -----------------  -------------
    Sale of shares--Investor Shares.........................          253,824       1,103,650
    Reinvestment of distributions--Investor Shares..........            2,505              --
    Redemption of shares--Investor Shares...................         (273,246)       (340,726)
                                                              -----------------  -------------
      Net increase (decrease) in shares.....................          (16,917)        762,924
                                                              -----------------  -------------
                                                              -----------------  -------------

(a) See Note 1 of Notes to Financial Statements for commencement of operations.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR AN AVERAGE SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                               SMALL CAP VALUE FUND
                                                            ----------------------------------------------------------
                                                                                 INVESTOR SHARES
                                                            ----------------------------------------------------------
                                                             SIX MONTHS
                                                            ENDED MARCH    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                              31, 1999    SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                                             UNAUDITED        1998           1997            1996
                                                            ------------  -------------  -------------  --------------
Net asset value, beginning of period......................   $   13.61     $   17.68      $   13.71      $   10.00
                                                            ------------  -------------  -------------     -------
Investment Operations
    Net investment income (loss)..........................        0.01         (0.06)         (0.06)         (0.02)
    Net realized and unrealized gain (loss) on
     investments..........................................       (0.92)        (3.15)          4.89           3.73
                                                            ------------  -------------  -------------     -------
Total from investment operations..........................       (0.91)        (3.21)          4.83           3.71
                                                            ------------  -------------  -------------     -------
Distributions from
    Net investment income.................................          --(a)         --             --             --(a)
    Net realized gain on investments......................          --         (0.84)         (0.86)            --
    Return of capital.....................................          --         (0.02)            --             --
                                                            ------------  -------------  -------------     -------
Total distributions.......................................          --         (0.86)         (0.86)            --
                                                            ------------  -------------  -------------     -------
Net asset value, end of period............................   $   12.70     $   13.61      $   17.68      $   13.71
                                                            ------------  -------------  -------------     -------
                                                            ------------  -------------  -------------     -------
Total Return..............................................       (6.66)%      (18.81)%        37.14 %        37.15 %

Ratio/Supplemental data:
Ratios to average net assets:
    Expenses, including reimbursement/waiver..............        1.39%(b)       1.38 %        1.50 %         1.49 %
    Expenses, excluding reimbursement/waiver..............        1.39%(b)       1.38 %        1.50 %         1.98 %
    Net investment income (loss), including
     reimbursement/waiver.................................        0.09%(b)      (0.34)%       (0.56)%        (0.40)%
Portfolio turnover rate...................................       44.01%        57.32 %        98.91 %       111.18 %
Net assets at end of period (000's omitted)...............   $  82,265     $ 130,929      $ 144,001      $  45,385

(a) Less than $0.01 per share.
(b) Annualized.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR AN AVERAGE SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                                               SMALL CAP VALUE FUND
                                                                                           ----------------------------
                                                                                               INSTITUTIONAL SHARES
                                                                                           ----------------------------
                                                                                            SIX MONTHS
                                                                                           ENDED MARCH    PERIOD ENDED
                                                                                             31, 1999    SEPTEMBER 30,
                                                                                            UNAUDITED       1998 (a)
                                                                                           ------------  --------------
Net asset value, beginning of period.....................................................   $   13.72      $   15.99
                                                                                           ------------      -------
Investment Operations
    Net investment income................................................................        0.03           0.01
    Net realized and unrealized loss on investments......................................      (0.93)         (2.28)
                                                                                           ------------      -------
Total from investment operations.........................................................      (0.90)         (2.27)
                                                                                           ------------      -------
Distributions from
    Net investment income................................................................          --(c)          --
    Net realized gain on investments.....................................................          --             --
                                                                                           ------------      -------
Total distributions......................................................................          --             --
                                                                                           ------------      -------
Net asset value, end of period...........................................................   $   12.82      $   13.72
                                                                                           ------------      -------
                                                                                           ------------      -------
Total Return.............................................................................       (6.53)%       (14.20)%

Ratio/Supplemental data:
Ratios to average net assets:
    Expenses, including reimbursement/waiver.............................................        1.07 %(b        1.15%(b)
    Expenses, excluding reimbursement/waiver.............................................        1.07 %(b        1.23%(b)
    Net investment income, including reimbursement/waiver................................        0.40 %(b        0.08%(b)
Portfolio turnover rate..................................................................       44.01%         57.32%
Net assets at end of period (000's omitted)..............................................   $  71,586      $  48,246

(a) See Note 1 of Notes to Financial Statements for commencement of operations.
(b) Annualized.
(c) Less than $0.01 per share.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR AN AVERAGE SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH
PERIOD INDICATED.

                                                                   LARGE CAP VALUE FUND                VALUE FUND
                                                               ----------------------------  ------------------------------
                                                                     INVESTOR SHARES                INVESTOR SHARES
                                                               ----------------------------  ------------------------------
                                                                SIX MONTHS                    SIX MONTHS
                                                               ENDED MARCH    PERIOD ENDED    ENDED MARCH    PERIOD ENDED
                                                                 31, 1999    SEPTEMBER 30,     31, 1999      SEPTEMBER 30,
                                                                UNAUDITED       1998 (a)       UNAUDITED       1998 (a)
                                                               ------------  --------------  -------------  ---------------
Net asset value, beginning of period.........................   $   10.02      $   10.00      $    9.33       $   10.00
                                                               ------------      -------         ------          ------
Investment Operations
    Net investment income....................................        0.04           0.01           0.01            0.03
    Net realized and unrealized gain (loss) on investments...        1.50           0.01           1.17          (0.70)
                                                               ------------      -------         ------          ------
Total from investment operations.............................        1.54           0.02           1.18          (0.67)
                                                               ------------      -------         ------          ------
Distributions from
    Net investment income....................................      (0.05)             --         (0.04)              --
    Net realized gain on investments.........................      (0.01)             --             --              --
                                                               ------------      -------         ------          ------
Total distributions..........................................      (0.06)             --         (0.04)              --
                                                               ------------      -------         ------          ------
Net asset value, end of period...............................   $   11.50      $   10.02      $   10.47       $    9.33
                                                               ------------      -------         ------          ------
                                                               ------------      -------         ------          ------
Total Return.................................................       15.26%          0.20%         12.55%          (6.70)%

Ratio/Supplemental data:
Ratios to average net assets:
    Expenses, including reimbursement/waiver.................        1.50%(b)        1.50%(b)       1.50%(b)        1.50%(b)
    Expenses, excluding reimbursement/waiver.................        2.00%(b)        3.95%(b)       2.72%(b)        3.22%(b)
    Net investment income (loss), including
     reimbursement/waiver....................................        0.62%(b)        1.78%(b)       0.25%(b)        0.38%(b)
Portfolio turnover rate......................................       22.68%          6.98%         68.69%         125.73%
Net assets at end of period (000's omitted)..................   $  25,102      $  10,668      $   7,808       $   7,116

(a) See Note 1 of Notes to Financial Statements for commencement of operations.
(b) Annualized.

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SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

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THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999 (UNAUDITED)

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1.  ORGANIZATION

The CRM Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has four active diversified investment portfolios. These financial statements relate to Small Cap Value Fund, Large Cap Value Fund and Value Fund (each, a "Fund" and, collectively, the "Funds"), each of which issues Investor Shares. Small Cap Value Fund also issues Institutional Shares. The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest of $0.001 par value. The classes of each Fund and their respective dates of commencement of operations are as follows:

Small Cap Value Fund (Investor Shares)................................   October 1, 1995
Small Cap Value Fund (Institutional Shares)...........................  January 27, 1998
Large Cap Value Fund (Investor Shares)................................   August 25, 1998
Value Fund (Investor Shares)..........................................   January 6, 1998

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

    SECURITY VALUATION--Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. As of March 31, 1999, the Funds held no positions in fair valued securities. Securities with a maturity of 60 days or less are valued at amortized cost.

    REALIZED GAIN AND LOSS--Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

    INTEREST AND DIVIDEND INCOME--Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders from net investment income are declared and paid at least annually by all Funds, except Large Cap Value Fund, for which dividends representing the net

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                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

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    investment income are declared and paid at least quarterly. Distributions to shareholders from net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

    ORGANIZATION COSTS--The costs incurred by the Funds in connection with their organization and registration of shares prior to June 30, 1998, have been capitalized and are being amortized using the straight-line method over a five-year period beginning with the commencement of the Funds' operations.

    FEDERAL TAXES--Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Since the Funds intend to meet these minimum distribution requirements, no federal income tax provision is currently required.

3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Funds is Cramer Rosenthal McGlynn, LLC (the "Adviser"). The Adviser receives monthly, from each Fund, an advisory fee at an annual rate of 0.75% of the average daily net assets of each Fund.

On behalf of each Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of each Fund for the first $50 million in assets, 0.10% for the next $50 million in assets and 0.05% thereafter.

Forum Shareholder Services, LLC ("Transfer Agent"), an affiliate of FAdS, serves as each Fund's transfer agent and dividend disbursing agent, for which it receives a fee of $24,000 per year per Fund, plus 0.10% of the average daily net assets of the Investor Share class of the Small Cap Value Fund, Large Cap Value Fund, and Value Fund.

Pursuant to a separate Distribution Agreement, Forum Fund Services, LLC acts as distributor of the Funds' shares and is not paid any fee for its distribution services.

Forum Accounting Services, LLC ("FAcS") serves as the fund accountant for each Fund. For these services, FAcS receives a fee of $36,000 per year, per Fund, plus certain class charges and certain amounts based upon the number and types of portfolio transactions within each Fund.

The Trust has adopted a Shareholder Servicing Plan which allows it to obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan,

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

the Trust pays shareholder-servicing agents, including the Adviser, up to 0.25% of the average daily net assets of the Investor Share class of the Small Cap Value Fund, Large Cap Value Fund, and Value Fund attributable to accounts for which the agent provides shareholder services.

Each Trustee, who was not an "affiliated person" as defined in the Investment Company Act of 1940, received from the Fund an annual fee of $10,000, plus out of pocket expenses.

4.  WAIVER OF FEES

The Adviser and Transfer Agent have voluntarily waived a portion of their fees and assumed certain expenses of the Funds. For the period ended March 31, 1999, fees waived were as follows:

                                                 INVESTMENT    SHAREHOLDER      TRANSFER
                                                ADVISORY FEE   SERVICES FEE     AGENT FEE        TOTAL
                                                ------------  --------------  -------------  -------------
Large Cap Value Fund..........................   $   43,194     $       --      $   6,000        $49,194
Value Fund....................................       30,306         10,102          8,984         49,392

5.  SECURITIES TRANSACTIONS

The cost of securities purchased and the proceeds from sales of securities, other than short-term securities, for the period ended March 31, 1999, were as follows:

                                                                               COST OF        PROCEEDS
                                                                              PURCHASES      FROM SALES
                                                                            --------------  -------------
Small Cap Value Fund......................................................    $83,257,938     $75,295,908
Large Cap Value Fund......................................................     18,334,490       3,619,847
Value Fund................................................................      4,892,865       4,800,638

For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized appreciation (depreciation) as of March 31, 1999, were as follows:

                                                                                        NET UNREALIZED
                                                          UNREALIZED     UNREALIZED      APPRECIATION
                                            TAX COST     APPRECIATION   DEPRECIATION    (DEPRECIATION)
                                         --------------  -------------  -------------  ----------------
Small Cap Value Fund...................    $161,391,108    $16,723,910    $25,506,580   $   (8,782,670)
Large Cap Value Fund...................      23,282,677      2,941,804      1,074,642        1,867,162
Value Fund.............................       7,503,519        919,072        608,215          310,857

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                                                                   THE CRM FUNDS

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TRUSTEES
John E. Appelt
Fred M. Filoon
Louis Klein, Jr.
Clement C. Moore, II

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, ME 04101

LEGAL COUNSEL
Kramer, Levin, Naftalis & Frankel, LLP
919 Third Avenue
New York, NY 10022

INVESTOR INFORMATION: (800) CRM-2883
HTTP://WWW.CRMFUNDS.COM

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO
SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.

[RECYCLE LOGO] This report has been printed on recycled paper.
-------------------------------------------
-------------------------------------------
                                      CRM
                                     FUNDS

                                     [LOGO]
                                   SMALL CAP
                                   VALUE FUND

                                   LARGE CAP
                                   VALUE FUND

                                   VALUE FUND
                                Investor Shares
                               SEMI-ANNUAL REPORT

                                 March 31, 1999

                                                         [LOGO]

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